Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (8,268)	$ (4,131)	$ (19,061)	$ (25,600)	$ (29,845)	$ (107,351)	$ (181,857)	$ (190,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	251	2,098	3,141	4,862	4,937	10,212	23,152	23,403
Change in fair value of warrant liability	(691)	(9,938)	(14,436)	(192)	(1,824)	(47)	(16,499)	(17,189)
Charge related to lease liability	92	969	1,705	0	0	0	1,705	1,797
Loss on disposition of property and equipment	0	0	0	2	101	16	119	119
Impairment of property and equipment	0	0	7,371	0	0	0	7,371	7,371
Amortization of net discount on short-term investments	0	0	0	0	0	(149)	(149)	(149)
Noncash interest expense	57	100	162	325	460	1,601	2,548	2,605
Noncash rent expense (income)	4	(12)	(24)	4	19	218	217	221
Stock-based compensation expense	288	501	834	954	855	2,536	5,179	5,467
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(123)	(968)	(802)	(137)	71	(760)	(1,628)	(1,751)
Accounts payable	(328)	(359)	(283)	(631)	969	815	870	542
Accrued expenses and other	(1,831)	(900)	(495)	1,002	(1,764)	4,021	2,764	932
Net cash used in operating activities	(10,549)	(12,640)	(21,888)	(19,411)	(26,021)	(88,888)	(156,208)	(166,757)
Cash flows from investing activities:
Purchases of short-term investments	0	(6,102)	(13,066)	(33,445)	(17,432)	(260,565)	(324,508)	(324,508)
Sales and redemptions of short-term investments	6,066	0	7,000	35,944	19,590	256,057	318,591	324,657
Cash paid for property and equipment	(4)	(61)	(81)	(152)	(289)	(31,152)	(31,674)	(31,678)
Proceeds from the sale of property and equipment	0	0	0	0	7	4	11	11
Net cash provided by (used in) investing activities	6,062	(6,163)	(6,147)	2,347	1,876	(35,656)	(37,580)	(31,518)
Cash flows from financing activities:
Proceeds from sale of redeemable convertible preferred stock, net	0	0	0	0	0	139,960	139,960	139,960
Proceeds from sales of common stock and warrants, net	6	29,025	29,023	25,748	47	99	54,917	54,923
Repurchases of common stock	0	0	0	0	0	(94)	(94)	(94)
Proceeds from long-term debt, net of issuance costs	0	4,908	4,908	0	841	33,768	39,517	39,517
Payments on long-term debt	(1,074)	(7,958)	(8,624)	(13,516)	(5,883)	(3,245)	(31,268)	(32,342)
Net cash (used in) provided by financing activities	(1,068)	25,975	25,307	12,232	(4,995)	170,488	203,032	201,964
Net (decrease) increase in cash and cash equivalents	(5,555)	7,172	(2,728)	(4,832)	(29,140)	45,944	9,244	3,689
Cash and cash equivalents, beginning of period	9,244	11,972	11,972	16,804	45,944	0	0	0
Cash and cash equivalents, end of period	$ 3,689	$ 19,144	$ 9,244	$ 11,972	$ 16,804	$ 45,944	$ 9,244	$ 3,689